11. Repurchase Agreements (Details) - USD ($)		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Disclosure of Repurchase Agreements [Abstract]
Current balance		$ 28,647,848	$ 30,423,195
Average balance		28,949,820	25,888,496
Highest month-end balance		31,745,206	30,423,195
Book Value – Pledged investments	[1]	38,797,609	33,604,595
Fair Value – Pledged investments	[1]	$ 38,450,653	$ 33,469,254
Weighted average interest rate on repurchase agreement		0.30%	0.30%

[1]	U.S. GSE securities, Agency MBS securities and certificates of deposit were pledged as collateral for the periods presented.